Intangible assets - Summary (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of intangible assets useful lives [Line Items]
Intangible assets	$ 155.6	$ 136.8
Intangible assets with finite useful lives
Disclosure of intangible assets useful lives [Line Items]
Intangible assets	39.8	23.5
Intangible assets with indefinite lives | Brand name
Disclosure of intangible assets useful lives [Line Items]
Intangible assets	115.5	113.0
Intangible assets with indefinite lives | Domain name
Disclosure of intangible assets useful lives [Line Items]
Intangible assets	$ 0.3	$ 0.3